THE VARIABLE ANNUITY CONTRACT

                                    issued by

                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                       and

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

This prospectus describes the bonus variable annuity contract with a Fixed Account offered by Allianz Life Insurance Company of North America (Allianz
Life).

The annuity has 37 Sub-Accounts, each of which invests in one of the Portfolios listed below, and a Fixed Account of Allianz Life. You can select up to 10 Investment Options (which includes any of the Sub-Accounts and the Fixed Account). The Fixed Account may not be available in your state.

AIM VARIABLE INSURANCE FUNDS:

AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund

THE ALGER AMERICAN FUND:

Alger American Growth Portfolio
Alger American Leveraged AllCap Portfolio
Alger American MidCap Growth Portfolio
Alger American Small Capitalization Portfolio

DAVIS VARIABLE ACCOUNT FUND, INC.:

Davis VA Financial Portfolio
Davis VA Real Estate Portfolio
Davis VA Value Portfolio

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST#:

Franklin Growth and Income Securities Fund*
Franklin Rising Dividends Securities Fund
Franklin Small Cap Fund
Franklin U.S. Government Fund
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund*
Templeton Growth Securities Fund*
Templeton Pacific Growth Securities Fund*

#Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance Products Trust.

JP MORGAN SERIES TRUST II:

J.P. Morgan International Opportunities Portfolio
J.P. Morgan U.S. Disciplined Equity Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA

PIMCO VARIABLE INSURANCE TRUST:

PIMCO VIT High Yield Bond Portfolio
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total Return Bond Portfolio

SELIGMAN PORTFOLIOS, INC.:

Seligman Global Technology Portfolio*
Seligman Small-Cap Value Portfolio

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST:

USAllianz VIP Diversified Assets Fund
USAllianz VIP Fixed Income Fund
USAllianz VIP Global Opportunities Fund
USAllianz VIP Growth Fund
USAllianz VIP Money Market Fund

VAN KAMPEN LIFE INVESTMENT TRUST:

Van Kampen LIT Enterprise Portfolio
Van Kampen LIT Growth and Income Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Expenses for a bonus Contract may be higher than expenses for a Contract without a bonus. The amount of the bonus credit may be more than offset by any additional fees and/or charges associated with the bonus.

Please read this prospectus before investing and keep it for future reference. It contains important information about the variable annuity contract with a Fixed Account.

To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on page 33 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at (800) 542-5427 or write us at: 1750 Hennepin Avenue, Minneapolis, Minnesota 55403-2195.

THE VARIABLE ANNUITY CONTRACTS:

o   are not bank deposits

o   are not federally insured

o   are not endorsed by any bank or government agency

o   are not guaranteed and may be subject to loss of principal

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Dated: May 1, 2000, as amended August 11, 2000.

3

TABLE OF CONTENTS

Index of Terms                                      4

Summary                                             5

Fee Table                                           7

1.The Variable Annuity Contract                    15
     Ownership                                     15
     Contract Owner                                15
     Joint Owner                                   15
     Annuitant                                     15
     Beneficiary                                   15
     Assignment                                    16

2. Annuity Payments (The Payout Phase)             16

     Income Date                                   16

     Annuity Payments                              16

     Annuity Options                               16

3. Purchase                                        18
     Purchase Payments                             18
     Bonus                                         18
     Automatic Investment Plan                     19
     Allocation of Purchase Payments               19
     Free Look                                     19
     Rewards Value and Contract Value              19
     Accumulation Units                            19

4. Investment Options                              20
     Transfers                                     22
         Telephone Transfers                       22
     Dollar Cost Averaging Program                 22
     Flexible Rebalancing                          23
     Financial Advisers -
         Asset Allocation Programs                 23
     Voting Privileges                             23
     Substitution                                  23

5. Expenses                                        23
     Insurance Charges                             23
         Mortality and Expense Risk Charge         24
         Administrative Charge                     24
         Distribution Expense Charge               24
     Contract Maintenance Charge                   24
     Contingent Deferred Sales Charge              24
         Partial Surrender Privilege               25
         Waiver of Contingent Deferred
           Sales Charge Benefits                   25


         Reduction or Elimination of the
           Contingent Deferred Sales Charge        25
     Commutation Fee                               25
     Transfer Fee                                  26
     Premium Taxes                                 26
     Income Taxes                                  26
     Portfolio Expenses                            26

6. Taxes                                           26
    Annuity Contracts in General                   26
    Qualified and Non-Qualified Contracts          27
    Multiple Contracts                             27
    Surrenders-- Non-Qualified Contracts           27
    Surrenders-- Qualified Contracts               27
    Surrenders-- Tax-Sheltered Annuities           28
    Diversification                                28

7. Access to Your Money                            28
    Systematic Withdrawal Program                  29
    Minimum Distribution Program                   29
    Suspension of Payments or Transfers            30

8. Performance                                     30

9. Death Benefit                                   30
    Upon Your Death                                30
    Death Benefit Amount During the
         Accumulation Phase                        30
    Death of Annuitant                             32

10. Other Information                              32
    Allianz Life                                   32
    The Separate Account                           32
    Distribution                                   32
    Administration                                 33
    Financial Statements                           33

Table of Contents of the Statement of
Additional Information                             33

INDEX OF TERMS
----------------------------------------------------------------------------


This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms used which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term.


                                              Page


Accumulation Phase                              15
Accumulation Unit                               19
Annuitant                                       15
Annuity Options                                 16
Annuity Payments                                16
Annuity Unit                                    20
Beneficiary                                     15
Contract                                        15
Contract Owner                                  15
Contract Value                                  19
Fixed Account                                   15

                                               Page

Income Date                                     16
Investment Option                               20
Joint Owner                                     15
Non-Qualified                                   27
Payout Phase                                    15
Portfolio                                       20
Purchase Payment                                18
Qualified                                       27
Rewards Value                                   19
Sub-Account                                     20
Tax Deferral                                    15
Underlying Mutual Fund                          20

5



SUMMARY
--------------------------------------------------------------------------------


The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.

THE VARIABLE ANNUITY CONTRACT: The annuity contract offered by Allianz Life provides a means for investing on a tax-deferred basis in the Investment Options which consist of 37 Sub-Accounts and the Allianz Life Fixed Account. The Contract is intended for retirement savings or other long-term investment purposes.

ANNUITY PAYMENTS: If you want to receive regular income from your annuity, you can choose an Annuity Option. Under most Annuity Options, you can choose whether to have payments come from our general account, the available Sub-Accounts or both. If you choose to have any part of your payments come from the Sub-Accounts, the dollar amount of your payments may go up or down based on the performance of the Portfolios the Sub-Accounts invest in.

PURCHASE: You can buy the Contract with $15,000 or more. You can add $250 or more (or $100 if you select our automatic investment plan) any time you like during the Accumulation Phase.

BONUS: For all Purchase Payments you make prior to your 81st birthday, Allianz Life will credit your Contract with a bonus at the time of contribution to the Contract. The amount of the bonus will be based on the total amount of Purchase Payments you have made at the time of the contribution, less any surrenders you have made (and assessed contingent deferred sales charges). Bonus amounts are available for surrender, annuitization or payment of a death benefit only when the bonus becomes vested (which varies depending upon how long Allianz Life has had your Purchase Payment).

Contract charges are deducted from the total value of your Contract. Therefore, when we credit your Contract with a bonus, your Contract incurs expenses on the total Rewards Value, which includes the vested and unvested portions of the bonus. When you cancel your Contract during the Free Look period, or if you make a surrender, annuitize or when a death benefit is payable in the first 3 years from any Purchase Payment date, you will forfeit all or some of your bonus. Since charges will have been assessed against the higher amount (Purchase Payment plus bonus), it is possible that upon surrender, particularly in a declining market, you will receive less money back than you would have if you had not received the bonus or not purchased a bonus Contract. You may alleviate this risk by allocating the bonus amounts to the USAllianz VIP Money Market Fund. We expect to profit from certain charges assessed under the Contract (i.e., the contingent deferred sales charge and the mortality and expense risk charge) associated with the bonus.

INVESTMENT OPTIONS: You can put your money in the Sub-Accounts and/or you can invest in the Allianz Life Fixed Account (together, these are the "Investment Options"). Each Sub-Account invests in an underlying Portfolio. The investment returns on the Portfolios are not guaranteed. You can lose money. You can make transfers between Investment Options.

EXPENSES: The contract has insurance features and investment features, and there are costs related to each.

Each year, Allianz Life deducts a $40 contract maintenance charge from your Contract. Allianz Life currently waives this charge if the Rewards Value of your Contract is at least $75,000.

Allianz Life deducts a mortality and expense risk charge which varies depending upon whether you select the traditional death benefit or the enhanced death benefit. The charge is equal, on an annual basis, to 1.50% of the average daily value of the Contract invested in a Sub-Account if you select the traditional death benefit and 1.70% of the average daily value of the Contract invested in a Sub-Account if you select the enhanced death benefit. Allianz Life also deducts an administrative charge which is equal, on an annual basis, to 0.15% of the value of the Contract invested in a Sub-Account.

There are also daily investment charges which range, on an annual basis, from 0.60% to 1.81% of the average daily value of the Portfolio, depending upon the Portfolio.

You can make 12 free transfers each year. After that, Allianz Life deducts a $25 transfer fee for each additional transfer.

If you take money out of the Contract, Allianz Life may assess a contingent deferred sales charge against each Purchase Payment withdrawn. The contingent deferred sales charge starts at 8.5% in the first year and declines to 0% after 10 complete years.

ACCESS TO YOUR MONEY: You can take money out of your Contract during the Accumulation Phase. Surrenders during the Accumulation Phase may be subject to a contingent deferred sales charge. You may also have to pay income tax and a tax penalty on any money you take out. Under certain circumstances, you can also take money out during the Payout Phase if you select Annuity Option 2, 4 or 6. Money you take out during the Payout Phase under Annuity Option 2 or 4 is subject to a commutation fee.

6


TAXES: Your earnings are not taxed until you take them out. If you take money out during the Accumulation Phase, for tax purposes earnings come out first and are taxed as income. If you are younger than 591/2 when you take money out, you may be subject to a 10% federal tax penalty on the earnings withdrawn.

DEATH BENEFIT: If you die before moving to the Payout Phase, the person you have chosen as a Beneficiary will receive a death benefit. The amount of the death benefit depends on whether you select the traditional death benefit or the enhanced death benefit.

FREE-LOOK: You can cancel the contract within 10 days after receiving it (or whatever period is required in your state). Allianz Life will refund the Contract Value on the day it receives your request to cancel the Contract. This may be more or less than your original payment. In certain states, or if you have purchased the Contract as an individual retirement annuity, Allianz Life will refund the Purchase Payment.

INQUIRIES: If you have any questions about your Contract or need more information, please contact us at:



         USAllianz Service Center
         300 Berwyn Park
         P.O. Box 3031
         Berwyn, PA 19312-003

7


FEE TABLE

The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Contract. It reflects expenses of the Separate Account as well as the Portfolios.

CONTRACT OWNER TRANSACTION FEES

Contingent Deferred Sales Charge*
(as a percentage of purchase payments)

                      NUMBER OF COMPLETE CONTRACT YEARS
                      SINCE RECEIPT OF PURCHASE PAYMENT    CHARGE
                      ---------------------------------    ------
                                     0-1                    8.5%
                                     1-2                    8.5%
                                     2-3                    8.5%
                                     3-4                    8.5%
                                     4-5                    8.0%
                                     5-6                    7.0%
                                     6-7                    6.0%
                                     7-8                    5.0%
                                     8-9                    4.0%
                                     9-10                   3.0%
                                     10 or more             0.0%

Commutation Fee (as a percentage of amount liquidated under Annuity Option 2 or 4)

                                 YEARS SINCE
                                  INCOME DATE              CHARGE
                                  -----------              ------
                                     0-1                     7%
                                     1-2                     6%
                                     2-3                     5%
                                     3-4                     4%
                                     4-5                     3%
                                     5-6                     2%
                                     over 6                  1%

Transfer Fee     First 12 transfers in a Contract year are currently free.
                 Thereafter, the fee is $25. Dollar Cost Averaging transfers and Flexible Rebalancing transfers are not currently counted.

CONTRACT MAINTENANCE CHARGE**                       $40 per Contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily account value)



                                  TRADITIONAL             ENHANCED
                                 DEATH BENEFIT          DEATH BENEFIT
Mortality and Expense Risk Charge    1.50%                  1.70%
Administrative Charge                .15%                   .15%
Distribution Expense Charge***        0%                     0%
                                    ------                 ------
Total Separate Account               1.65%                  1.85%
Annual Expenses


* Each year, on a non-cumulative basis (less any previous surrenders you make in the current Contract year which are not subject to a contingent deferred sales charge), you may make partial surrenders of up to a total of 10% of Purchase Payments and no contingent deferred sales charge will be assessed. See "Access to Your Money" for additional options.

** The charge is waived if the Rewards Value of your Contract is at least $75,000. If you own more than one Contract offered under this Prospectus (registered with the same social security number), we will determine the total Rewards Value of all your Contracts. If the total Rewards Value of all your Contracts is at least $75,000, the charge is waived on all your Contracts.

*** The maximum Distribution Expense Charge is .30%. The current Distribution Expense Charge is 0%.

8


1999 ANNUAL FUND EXPENSES
-------------------------------------------------------------------------------


(as a percentage of a Portfolio's average daily net assets for the most recent fiscal year). See the accompanying fund prospectuses for more information.



                                                                                                      TOTAL FUND
                                                                                  OTHER EXPENSES       EXPENSES
                                                                                  (AFTER WAIVERS/   (AFTER WAIVERS/
                                                                                  REIMBURSEMENTS,   REIMBURSEMENTS,
                                                 MANAGEMENT           12B-1         IF ANY, AS        IF ANY, AS
PORTFOLIO                                           FEES              FEES            NOTED)            NOTED)
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund                  .62%                -               .11%             .73%

AIM V.I. Growth Fund                                .63%                -               .10%             .73%

AIM V.I. International Equity Fund                  .75%                -               .22%             .97%

AIM V.I. Value Fund                                 .61%                -               .15%             .76%

Alger American Growth Portfolio                     .75%                -               .04%             .79%

Alger American Leveraged AllCap Portfolio1          .85%                -               .08%             .93%

Alger American MidCap Growth Portfolio              .80%                -               .05%             .85%

Alger American Small Capitalization Portfolio       .85%                -               .05%             .90%

Davis VA Financial Portfolio2                       .75%                -               .25%            1.00%

Davis VA Real Estate Portfolio2                     .75%                -               .25%            1.00%

Davis VA Value Portfolio2                           .75%                -               .25%            1.00%

Franklin Growth and Income Securities Fund, Class 23.47%             .25%               .02%             .74%

Franklin Rising Dividends Securities Fund, Class 23 .73%             .25%               .02%            1.00%

Franklin Small Cap Fund, Class 23/4/5               .55%             .25%               .27%            1.07%

Franklin U.S. Government Fund, Class 23             .49%             .25%               .02%             .76%

J.P. Morgan International Opportunities Portfolio6  .60%                -               .60%            1.20%

J.P. Morgan U.S. Disciplined Equity Portfolio6      .35%                -               .50%             .85%

Mutual Discovery Securities Fund, Class 23/5        .80%             .25%               .21%            1.26%

Mutual Shares Securities Fund, Class 23/5/7         .60%             .25%               .19%            1.04%

Oppenheimer Global Securities Fund/VA               .67%                -               .02%             .69%

Oppenheimer High Income Fund/VA                     .74%                -               .01%             .75%

Oppenheimer Main Street Growth & Income Fund/VA     .73%                -               .05%             .78%

PIMCO VIT High Yield Bond Portfolio8                .25%                -               .50%             .75%

PIMCO VIT StocksPLUS Growth and Income Portfolio8   .40%                -               .25%             .65%

PIMCO VIT Total Return Bond Portfolio8              .25%                -               .40%             .65%

Seligman Global Technology Portfolio9              1.00%                -               .40%            1.40%

Seligman Small-Cap Value Portfolio9                1.00%                -               .00%            1.00%

Templeton Developing Markets Securities Fund,
   Class 23/5/10                                   1.25%             .25%               .31%            1.81%

Templeton Growth Securities Fund, Class 23/11       .83%             .25%               .05%            1.13%

Templeton Pacific Growth Securities Fund, Class 23 1.00%             .25%               .08%            1.33%

USAllianz VIP Diversified Assets Fund12             .55%             .25%               .20%            1.00%

USAllianz VIP Fixed Income Fund12                   .50%             .25%               .00%             .75%

USAllianz VIP Global Opportunities Fund12            95%             .25%               .31%            1.51%

USAllianz VIP Growth Fund12                         .65%             .25%               .00%             .90%

USAllianz VIP Money Market Fund12                   .35%             .25%               .30%             .90%

Van Kampen LIT Enterprise Portfolio13               .48%                -               .12%             .60%

Van Kampen LIT Growth & Income13                    .43%                -               .32%             .75%



9


1. The Alger American Leveraged AllCap Portfolio's "Other Expenses" includes .01% of interest expense.

2. Without reimbursement, other expenses and total operating expenses would have been 3.49% and 4.24%, respectively for the Davis VA Financial Portfolio, 10.95% and 11.70%, respectively for the Davis VA Real Estate Portfolio, and 1.54% and 2.29%, respectively for the Davis VA Value Portfolio.

3. For the Portfolios of Franklin Templeton Variable Insurance Products Trust, Class 2 shares have a distribution plan which is referred to as a rule 12b-1 plan. While the maximum amount payable under the fund's Class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year. See "Fund Account Policies" in the accompanying Franklin Templeton Variable Insurance Products Trust prospectus for more information about the rule 12b-1 plan.

4. On 2/8/00, a merger and reorganization was approved that combined the assets of the fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Distribution and Service Fees (12b-1 fees) 0.25%, Other Expenses 0.27%, and Total Fund Operating Expenses 1.07%.

5. The Franklin Small Cap Fund, the Mutual Discovery Securities Fund, the Mutual Shares Securities Fund, and the Templeton Developing Markets Securities Fund incur a portfolio administration fee as a direct expense of the portfolio which is shown under Expenses". Other Portfolios of Franklin Templeton Variable Insurance Products Trust pay for similar services indirectly through the Management Fee.

6. Without reimbursement, other expenses and total operating expenses would have been 1.38% and 1.98%, respectively for the J.P. Morgan International Opportunities Portfolio and 0.52% and 0.87%, respectively for the J.P. Morgan U.S. Disciplined Equity Portfolio.

7. On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows restated total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Distribution and Service Fees (12b-1 fees) 0.25%, Other Expenses 0.19%, and Total Fund Operating Expenses 1.04%.

8. "Other Expenses" reflect a 0.35% administrative fee for the PIMCO High Yield Bond Portfolio, a 0.10% administrative fee for the PIMCO StocksPLUS Growth and Income Portfolio, and a 0.25% administrative fee and 0.04% representing organizational expenses and pro rata Trustees' fees for the Total Return Bond Portfolio. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organi- zational expenses and Trustees' fees, 0.75%, 0.65% and 0.65%, respectively, of average daily net assets for the PIMCO High Yield, StocksPLUS Growth and Income and Total Return Bond Portfolios. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 1999 would have been 0.75%, 0.65% and 0.69%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

9. J. & W. Seligman & Co. Incorporated ("Seligman") voluntarily agreed to reimburse expenses of Seligman Global
Technology Portfolio, other than the manage-ment fee, which exceed .40%, and to reimburse all expenses of Seligman Small-Cap Value Portfolio, other than management fees. Without reimbursement, other expenses and total operating expenses would have been 0.41% and 1.41%, respectively, for Seligman Global Technology Portfolio, and 0.41% and 1.41%, respectively, for Seligman Small-Cap Value Portfolio. There is no assurance that Seligman will continue this policy in the future.

10. On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton Developing Markets Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as:
Management Fees 1.25%, Distribution and Service Fees (12b-1 fees) 0.25%, Other Expenses 0.29%, and Total Fund Operating Expenses 1.79%.

11. On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows restated total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.80%, Distribution and Service Fees (12b-1 fees) 0.25%, Other Expenses 0.05%, and Total Fund Operating Expenses 1.10%.

12. Certain expenses of the USAllianz VIP Funds have been assumed by the Adviser. Had those expenses not been assumed, total return would have been lower and total fund expenses would have been 3.80% for the Diversified Assets Fund, 3.77% for the Fixed Income Fund, 2.59% for the Global Opportunities Fund (estimated for 2000), 3.90% for the Growth Fund, and 1.91% for the Money Market Fund (estimated for 2000). The USAllianz VIP Diversified Assets Fund, USAllianz VIP Fixed Income Fund and the USAllianz VIP Growth Fund commenced operations on November 12, 1999, and the USAllianz VIP Global Opportunities Fund and the USAllianz VIP Money Market Fund commenced operations on January 13, 2000. The expenses shown for these portfolios are therefore estimated for the current fiscal year.

13. If certain expenses had not been assumed by the Adviser, total return would have been lower and total fund expenses would have been .62% for the Van Kampen LIT Enterprise Portfolio and .92% for the Van Kampen LIT Growth and Income Portfolio.


EXAMPLES
-------------------------------------------------------------------------------

o The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

o The $40 contract maintenance charge is included in the examples as a prorated charge of $1. Since the average Con- tract size is greater than $1,000, the contract maintenance charge is reduced accordingly.

o Premium taxes are not reflected in the tables. Premium taxes may apply.

o The current  Distribution  Expense  Charge of 0% is reflected in the examples.
The maximum Distribution Expense Charge is .30%.

o For additional information, see "Expenses."

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you surrender your Contract at the end of each time period for Contracts with:

                  (a) the traditional death benefit

                  (b) the enhanced death benefit


10

SUB-ACCOUNT                                      1 YEAR            3 YEARS          5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund               (a)$111          (a)$166           (a)$218          (a)$325

                                                 (b) 113          (b) 172           (b) 229          (b) 346
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. Growth Fund                             (a) 111          (a) 166           (a) 218          (a) 325

                                                 (b) 113          (b) 172           (b) 229          (b) 346
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Equity Fund               (a) 114          (a) 174           (a) 231          (a) 350

                                                 (b) 116          (b) 180           (b) 241          (b) 370
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. Value Fund                              (a) 112          (a) 167           (a) 220          (a) 328

                                                 (b) 114          (b) 173           (b) 230          (b) 349
---------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                  (a) 112          (a) 168           (a) 222          (a) 332

                                                 (b) 114          (b) 174           (b) 232          (b) 352
---------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio        (a) 113          (a) 172           (a) 229          (a) 346

                                                 (b) 116          (b) 179           (b) 239          (b) 366
---------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio           (a) 113          (a) 170           (a) 225          (a) 338

                                                 (b) 115          (b) 176           (b) 235          (b) 358
---------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio    (a) 113          (a) 171           (a) 227          (a) 343

                                                 (b) 115          (b) 178           (b) 238          (b) 363
---------------------------------------------------------------------------------------------------------------------------

Davis VA Financial Portfolio                     (a) 114          (a) 174           (a) 233          (b) 353

                                                 (b) 116          (b) 181           (b) 243          (b) 373
---------------------------------------------------------------------------------------------------------------------------

Davis VA Real Estate Portfolio                   (a) 114          (a) 174           (a) 233          (a) 353

                                                 (b) 116          (b) 181           (b) 243          (b) 373
---------------------------------------------------------------------------------------------------------------------------

Davis VA Value Portfolio                         (a) 114          (a) 174           (a) 233          (a) 353

                                                 (b) 116          (b) 181           (b) 243          (b) 373
---------------------------------------------------------------------------------------------------------------------------

Franklin Growth and Income Securities Fund       (a) 111          (a) 166           (a) 219          (a) 326

                                                 (b) 114          (b) 173           (b) 229          (b) 347
---------------------------------------------------------------------------------------------------------------------------

Franklin Rising Dividends Securities Fund        (a) 114          (a) 174           (a) 233          (a) 353

                                                 (b) 116          (b) 181           (b) 243          (b) 373
---------------------------------------------------------------------------------------------------------------------------

Franklin Small Cap Fund                          (a) 115          (a) 177           (a) 236          (a) 360

                                                 (b) 117          (b) 183           (b) 246          (b) 380
---------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund                    (a) 112          (a) 167           (a) 220          (a) 328

                                                 (b) 114          (b) 173           (b) 230          (b) 349
---------------------------------------------------------------------------------------------------------------------------

J.P. Morgan International Opportunities Portfolio  (a)            116(a)            181(a)           243(a)        373

                                                 (b) 118          (b) 187           (b) 253          (b) 393
---------------------------------------------------------------------------------------------------------------------------

J.P. Morgan U.S. Disciplined Equity Portfolio    (a) 113          (a) 170           (a) 225          (a) 338

                                                 (b) 115          (b) 176           (b) 235          (b) 358
---------------------------------------------------------------------------------------------------------------------------


11

SUB-ACCOUNT                                      1 YEAR            3 YEARS          5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------------------------------

Mutual Discovery Securities Fund                 (a) $117         (a) $183          (a) $246         (a) $379

                                                 (b) 119          (b) 189           (b) 256          (b) 399
---------------------------------------------------------------------------------------------------------------------------

Mutual Shares Securities Fund                    (a) 115          (a) 176           (a) 235          (a) 357

                                                 (b) 117          (b) 182           (b) 245          (b) 377
---------------------------------------------------------------------------------------------------------------------------

Oppenheimer Global Securities Fund/VA            (a) 111          a)  165           (a) 216          (a) 321

                                                 (b) 113          (b) 171           (b) 227          (b) 342
---------------------------------------------------------------------------------------------------------------------------

Oppenheimer High Income Fund/VA                  (a) 112          (a) 167           (a) 219          (a) 327

                                                 (b) 114          (b) 173           (b) 230          (b) 348
---------------------------------------------------------------------------------------------------------------------------

Oppenheimer Main Street Growth & Income Fund/VA  (a) 112          (a) 168           (a) 221          (a) 330

                                                 (b) 114          (b) 174           (b) 231          (b) 351
---------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Bond Portfolio              (a) 112          (a) 167           (a) 219          (a) 327

                                                 (b) 114          (b) 173           (b) 230          (b) 348
---------------------------------------------------------------------------------------------------------------------------

PIMCO VIT StocksPLUS Growth & Income Portfolio   (a) 110          (a) 163           (a) 214          (a) 317

                                                 (b) 113          (b) 170           (b) 225          (b) 338
---------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Bond Portfolio            (a) 110          (a) 163           (a) 214          (a) 317

                                                 (b) 113          (b) 170           (b) 225          (b) 338
---------------------------------------------------------------------------------------------------------------------------

Seligman Global Technology Portfolio             (a) 118          (a) 187           (a) 253          (a) 393

                                                 (b) 120          (b) 193           (b) 263          (b) 413
---------------------------------------------------------------------------------------------------------------------------

Seligman Small-Cap Value Portfolio               (a) 114          (a) 174           (a) 233          (a) 353

                                                 (b) 116          (b) 181           (b) 243          (b) 373
---------------------------------------------------------------------------------------------------------------------------

Templeton Developing Markets Securities Fund     (a) 123          (a) 200           (a) 274          (a) 433

                                                 (b) 125          (b) 206           (b) 284          (b) 451
---------------------------------------------------------------------------------------------------------------------------

Templeton Growth Securities Fund                 (a) 116          (a) 179           (a) 239          (a) 366

                                                 (b) 118          (b) 185           (b) 250          (b) 386
---------------------------------------------------------------------------------------------------------------------------

Templeton Pacific Growth Securities Fund         (a) 118          (a) 185           (a) 250          (a) 386

                                                 (b) 120          (b) 191           (b) 260          (b) 406
---------------------------------------------------------------------------------------------------------------------------

USAllianz VIP Diversified Assets Fund            (a) 114          (a) 174           (a) 233          (a) 353

                                                 (b) 116          (b) 181           (b) 243          (b) 373
---------------------------------------------------------------------------------------------------------------------------

USAllianz VIP Fixed Income Fund                  (a) 112          (a) 167           (a) 219          (a) 327

                                                 (b) 114          (b) 173           (b) 230          (b) 348
---------------------------------------------------------------------------------------------------------------------------

USAllianz VIP Global Opportunities Fund          (a) 119          (a) 190           (a) 259          (a) 404

                                                 (b) 122          (b) 196           (b) 269          (b) 423
---------------------------------------------------------------------------------------------------------------------------

USAllianz VIP Growth Fund                        (a) 113          (a) 171           (a) 227          (a) 343

                                                 (b) 115          (b) 178           (b) 238          (b) 363
---------------------------------------------------------------------------------------------------------------------------


12

---------------------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                                      1 YEAR            3 YEARS          5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Money Market Fund                  (a) $113         (a) $171          (a)$227          (a) $343

                                                 (b) 115          (b) 178           (b) 238          (b) 363
---------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Enterprise Portfolio              (a) 110          (a) 162           (a) 212          (a) 311

                                                 (b) 112          (b) 168           (b) 222          (b) 333
---------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth & Income Portfolio         (a) 112          (a) 167           (a) 219          (a) 327

                                                 (b) 114          (b) 173           (b) 230          (b) 348
---------------------------------------------------------------------------------------------------------------------------


You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if your Contract is not surrendered or if you apply your Contract value to an Annuity Option for Contracts with:

         (a) the traditional death benefit

         (b) the enhanced death benefit

SUB-ACCOUNT                                      1 YEAR            3 YEARS          5 YEARS         10 YEARS
---------------------------------------------------------------------------------------------------------------------------


AIM V.I. Capital Appreciation Fund               (a)$26           (a) $81           (a)$138          (a)$295

                                                 (b) 28           (b)  87           (b) 149          (b) 316
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. Growth Fund                             (a) 26           (a)  81           (a) 138          (a) 295

                                                 (b) 28           (b)  87           (b) 149          (b) 316
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Equity Fund               (a) 29           (a)  89           (a) 151          (a) 320

                                                 (b) 31           (b)  95           (b) 161          (b) 340
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. Value Fund                              (a) 27           (a)  82           (a) 140          (a) 298

                                                 (b) 29           (b)  88           (b) 150          (b) 319
---------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio                  (a) 27           (a)  83           (a) 142          (a) 302

                                                 (b) 29           (b)  89           (b) 152          (b) 322
---------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio        (a) 28           (a)  87           (a) 149          (a) 316

                                                 (b) 31           (b)  94           (b) 159          (b) 336
---------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth  Portfolio          (a) 28           (a)  85           (a) 145          (a) 308

                                                 (b) 30           (b)  91           (b) 155          (b) 328
---------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio    (a) 28           (a)  86           (a) 147          (a) 313

                                                 (b) 30           (b)  93           (b) 158          (b) 333
---------------------------------------------------------------------------------------------------------------------------

Davis VA Financial Portfolio                     (a) 29           (a)  89           (a) 153          (a) 323

                                                 (b) 31           (b)  96           (b) 163          (b) 343
---------------------------------------------------------------------------------------------------------------------------
Davis VA Real Estate Portfolio                   (a) 29           (a)  89           (a) 153          (a) 323

                                                 (b) 31           (b)  96           (b) 163          (b) 343
---------------------------------------------------------------------------------------------------------------------------

Davis VA Value Portfolio                         (a) 29           (a)  89           (a) 153          (a) 323

                                                 (b) 31           (b)  96           (b) 163          (b) 343
---------------------------------------------------------------------------------------------------------------------------



13

---------------------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                                      1 YEAR            3 YEARS          5 YEARS         10 YEARS
---------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund       (a) $26          (a)  $81          (a) $139         (a) $296

                                                 (b) 29           (b)  88           (b) 149          (b) 317
---------------------------------------------------------------------------------------------------------------------------

Franklin Rising Dividends Securities Fund        (a) 29           (a)  89           (a) 153          (a) 323

                                                 (b) 31           (b)  96           (b) 163          (b) 343
---------------------------------------------------------------------------------------------------------------------------

Franklin Small Cap Fund                          (a) 30           (a)  92           (a) 156          (a) 330

                                                 (b) 32           (b)  98           (b) 166          (b) 350
---------------------------------------------------------------------------------------------------------------------------

Franklin U.S. Government Fund                    (a) 27           (a)  82           (a) 140          (a) 298

                                                 (b) 29           (b)  88           (b) 150          (b) 319
---------------------------------------------------------------------------------------------------------------------------

J.P. Morgan International Opportunities Portfolio  (a)            31(a)             96 (a)           163(a)        343

                                                 (b) 33           (b)  102          (b) 173          (b) 363
---------------------------------------------------------------------------------------------------------------------------

J.P. Morgan U.S. Disciplined Equity Portfolio    (a) 28           (a)  85           (a) 145          (a) 308

                                                 (b) 30           (b)  91           (b) 155          (b) 328
---------------------------------------------------------------------------------------------------------------------------

Mutual Discovery Securities Fund                 (a) 32           (a)  98           (a) 166          (a) 349

                                                 (b) 34           (b) 104           (b) 176          (b) 369
---------------------------------------------------------------------------------------------------------------------------

Mutual Shares Securities Fund                    (a) 30           (a)  91           (a) 155          (a) 327

                                                 (b) 32           (b)  97           (b) 165          (b) 347
---------------------------------------------------------------------------------------------------------------------------

Oppenheimer Global Securities Fund/VA            (a) 26           (a)  80           (a) 136          (a) 291

                                                 (b) 28           (b)  86           (b) 147          (b) 312
---------------------------------------------------------------------------------------------------------------------------

Oppenheimer High Income Fund/VA                  (a) 27           (a)  82           (a) 139          (a) 297

                                                 (b) 29           (b)  88           (b) 150          (b) 318
---------------------------------------------------------------------------------------------------------------------------

Oppenheimer Main Street Growth & Income Fund/VA  (a) 27           (a)  83           (a) 141          (a) 300

                                                 (b) 29           (b)  89           (b) 151          (b) 321
---------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Bond Portfolio              (a) 27           (a)  82           (a) 139          (a) 297

                                                 (b) 29           (b)  88           (b) 150          (b) 318
---------------------------------------------------------------------------------------------------------------------------

PIMCO VIT StocksPLUS Growth &Income Portfolio    (a) 25           (a)  78           (a) 134          (a) 287

                                                 (b) 28           (b)  85           (b) 145          (b) 308
---------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Bond  Portfolio           (a) 25           (a)  78           (a) 134          (a) 287

                                                 (b) 28           (b)  85           (b) 145          (b) 308
---------------------------------------------------------------------------------------------------------------------------

Seligman Global Technology Portfolio             (a) 33           (a) 102           (a) 173          (a) 363

                                                 (b) 35           (b) 108           (b) 183          (b) 383
---------------------------------------------------------------------------------------------------------------------------

Seligman Small-Cap Value Portfolio               (a) 29           (a)  89           (a) 153          (a) 323

                                                 (b) 31           (b)  96           (b) 163          (b) 343
---------------------------------------------------------------------------------------------------------------------------

Templeton Developing Markets Securities Fund     (a) 38           (a) 115           (a) 194          (a) 403

                                                 (b) 40           (b) 121           (b) 204          (b) 421
---------------------------------------------------------------------------------------------------------------------------


14

---------------------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                                      1 YEAR            3 YEARS          5 YEARS         10 YEARS
---------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 (a) $31          (a) $94           (a) $159         (a) $336

                                                 (b) 33           (b) 100           (b) 170          (b) 356
---------------------------------------------------------------------------------------------------------------------------

Templeton Pacific Growth Securities Fund         (a) 33           (a) 100           (a) 170          (a) 356

                                                 (b) 35           (b) 106           (b) 180          (b) 376
---------------------------------------------------------------------------------------------------------------------------

USAllianz VIP Diversified Assets Fund            (a) 29           (a)  89           (a) 153          (a) 323

                                                 (b) 31           (b)  96           (b) 163          (b) 343
---------------------------------------------------------------------------------------------------------------------------

USAllianz VIP Fixed Income Fund                  (a) 27           (a)  82           (a) 139          (a) 297

                                                 (b) 29           (b)  88           (b) 150          (b) 318
---------------------------------------------------------------------------------------------------------------------------

USAllianz VIP Global Opportunities Fund          (a) 34           (a) 105           (a) 179          (a) 374

                                                 (b) 37           (b) 111           (b) 189          (b) 393
---------------------------------------------------------------------------------------------------------------------------

USAllianz VIP Growth Fund                        (a) 28           (a)  86           (a) 147          (a) 313

                                                 (b) 30           (b)  93           (b) 158          (b) 333
---------------------------------------------------------------------------------------------------------------------------

USAllianz VIP Money Market Fund                  (a) 28           (a)  86           (a) 147          (a) 313

                                                 (b) 30           (b)  93           (b) 158          (b) 333
---------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Enterprise Portfolio              (a) 25           (a)  77           (a) 132          (a) 281

                                                 (b) 27           (b)  83           (b) 142          (b) 303
---------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth & Income Portfolio         (a) 27           (a)  82           (a) 139          (a) 297

                                                 (b) 29           (b)  88           (b) 150          (b) 318
---------------------------------------------------------------------------------------------------------------------------

15

1.THE VARIABLE

ANNUITY CONTRACT
-------------------------------------------------------------------------------


This prospectus describes a flexible purchase payment variable deferred annuity contract with a Fixed Account offered by Allianz Life. All references in this prospectus to "we, us, our" refer to Allianz Life.


o Flexible Purchase Payments means that you may choose to make Purchase Payments at any time during the Accumulation Phase, in whatever amount you choose, subject to certain minimum and maximum requirements.

o A deferred annuity contract means that Annuity Pay- ments do not begin for a specified period of time in the future (usually when you retire) or until you reach a certain age.

o A variable annuity is one in which Contract values and the variable Annuity Payments vary depending on the performance of the Portfolios of the Underlying Mutual Funds.

An annuity is a contract between you, the owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is at least three years after we issue the Contract. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

You have 38 Investment Options - the 37 Sub-Accounts, each of which invests in one Portfolio of an Underlying Mutual Fund, and the Fixed Account of Allianz Life. Depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Portfolios. The Portfolios are designed to offer a better return than the Fixed Account. However, this is not guaranteed.
The amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Portfolio(s) you select. The amount of the Annuity Payments you receive during the Payout Phase also depends in large part upon the investment performance of the Portfolios you select for the Payout Phase.

The Contract also contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Allianz Life for all deposits made within the 12 month period. Your initial interest rate is set on the date when your money is invested in the Fixed Account and remains effective for one year. Initial interest rates are declared monthly. Allianz Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general assets of Allianz Life. Allianz Life may change the terms of the Fixed Account in the future- please contact Allianz Life for the most current terms.

If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract.

Allianz Life will not make any changes to your Contract without your permission except as may be required by law.

OWNERSHIP

CONTRACT OWNER. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. You may change Contract Owners at any time. The change will become effective as of the date the request is signed. This may be a taxable event. Allianz Life is not responsible for any tax consequences of any such change. You should consult with your tax adviser before requesting a change.

JOINT OWNER. The Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Contract Owner (this requirement may not apply in certain states). Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation at the time the Contract was issued or as may have been later changed will be treated as a contingent Beneficiary unless otherwise indicated.

ANNUITANT. The Annuitant is the natural person on whose life we base Annuity Payments. You name an Annuitant (subject to our underwriting rules then in effect). You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation).

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at

16


a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT. You can transfer ownership of (assign) the Contract at any time during your lifetime. Allianz Life will not be liable for any payment or other action we take in accordance with the Contract before we record the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. An assignment may be a taxable event.

If the Contract is issued pursuant to a Qualified plan, you may be unable to assign the Contract.


2.ANNUITY PAYMENTS (THE PAYOUT PHASE)
-------------------------------------------------------------------------------


INCOME DATE

You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least 3 years after we issue the Contract.

We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with 30 days notice to us. Your Income Date must not be later than the Annuitant's 90th birthday or 10 years from the date the Contract was issued (if later), or the maximum date permitted under state law.

ANNUITY PAYMENTS

You may elect to receive your Annuity Payments as:

o a variable payout,

o a fixed payout, or

o a combination of both.

Annuity payments under Option 6 are only available as a fixed payout (unless you bought your Contract before June 16, 2000, in which case you can also elect a variable payout).

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Sub-Accounts. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date. There is no minimum required Annuity Payment.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Sub-Account(s), the dollar amount of your payments will depend upon three factors:

1)  the value of your Contract in the Sub-Account(s) on the Income Date,

2)  the assumed investment rate used in the annuity table for the Contract, and

3)  the performance of the Sub-Account(s) you selected.

The assumed investment rate (AIR) is 5%. However, we may agree with you to use a different value. The AIR will never exceed 7%. The 7% AIR is not available in all states. If the actual performance exceeds the AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than the AIR, your Annuity Payments will decrease.

You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.

ANNUITY OPTIONS

You can choose among income plans. We call those Annuity Options. You can choose one of the Annuity Options described below. Allianz Life may make available other Annuity Options. You may, at any time prior to the Income Date, 30 days in advance, select and/or change the Annuity Option. After Annuity Payments begin, you cannot change the Annuity Option. If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option 2 which provides a life annuity with 10 years of monthly payments guaranteed.

OPTION 1. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH MONTHLY PAYMENTS OVER 10, 15 OR 20 YEARS GUARANTEED. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. Alternatively, if you do not want to receive Annuity Payments after the Annuitant's death, you can ask us for a single lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives notice of the Annuitant's death, commuted as set forth in the Contract.

17


During the lifetime of the Annuitant, and while the number of Annuity Payments made is less than the guaranteed number of payments elected, and if you elected to receive payments on a variable basis, you may request a surrender (partial liquidation). You will be allowed to make a partial liquidation at least once per Contract year after the Income Date. The liquidation value is equal to the present value of the remaining guaranteed Annuity Payments, to the end of the period certain, commuted at the AIR. The total of all partial liquidations, measured as a percentage of the liquidation value, cannot exceed 75% of the liquidation value, less any previously liquidated amounts. A commutation fee will be subtracted from the amount liquidated before the proceeds are paid out. Partial liquidations will be processed on the next Annuity Payment date following your written request. The minimum allowable partial liquidation will be the lesser of $500 or the remaining portion of the liquidation value available.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments so long as the joint Annuitant continues to live. The amount of the Annuity Payments we will make to you can be equal to 100%, 75% or 50% (as selected) of the amount that was being paid when both Annuitants were alive. The monthly Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH MONTHLY PAYMENTS OVER 10, 15 OR 20 YEARS GUARANTEED. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the surviving Annuitant continues to live, at 100% of the amount that was being paid when both were alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. Alternatively, if you do not want to receive Annuity Payments after the Annuitant's death, you can ask us for a single lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives notice of the Annuitant's death, commuted as set forth in the Contract.

During the lifetime of the Annuitant or joint Annuitant, and while the number of Annuity Payments made is less than the guaranteed number of payments elected, and if you elected to receive payments on a variable basis, you may request a surrender (partial liquidation). You will be allowed to make a partial liquidation at least once per Contract year after the Income Date. The liquidation value is equal to the present value of the remaining guaranteed Annuity Payments, to the end of the period certain, commuted at the AIR. The total of all partial liquidations, measured as a percentage of the liquidation value, cannot exceed 75% of the liquidation value, less any previously liquidated amounts. A commutation fee will be subtracted from the amount liquidated before the proceeds are paid out. Partial liquidations will be processed on the next Annuity Payment date following your written request. The minimum allowable partial liquidation will be the lesser of $500 or the remaining portion of the liquidation value available.

OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make monthly Annuity Payments during the Annuitant's lifetime. If at the time of death of the Annuitant the value of the Annuity Payments made is less than the value applied to the Annuity Option, then you will receive a refund.

For a fixed Annuity Option, the amount of the refund will be any excess of the amount applied to this Annuity Option over the total of all Annuity Payments made under this option. For a variable Annuity Option, the amount of the refund will be the then value of the number of Annuity Units equal to (1) the value applied to this Annuity Option divided by the value of the Annuity Unit used to determine the first Annuity Payment, minus (2) the product of the number of Annuity Units of each Annuity Payment and the number of payments made.

OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. Under this option, we will make monthly Annuity Payments for a specified period of time. You elect the specified period which must be a whole number of years from 10 to 30. Payments under this option are only available as a fixed payout. If at the time of the death of the last Annuitant and any joint Annuitant, Annuity Payments have been made for less than the specified period certain, then we will continue to make Annuity Payments to you for the rest of the period certain. If you bought your Contract before June 16, 2000 you may elect to receive payments under a Variable Annuity Option. Under the variable payout, you may make a surrender representing a partial liquidation at least once each Contract year of up to 100% of the liquidation value in the Contract. The liquidation will be processed on the next Annuity Payment date after your written request is received as set forth in the Contract.

18

3.PURCHASE
-------------------------------------------------------------------------------


PURCHASE PAYMENTS

A Purchase Payment is the money you invest in the Contract. The Purchase Payment requirements are:

o the minimum initial payment Allianz Life will accept without our prior approval to establish a Contract is $15,000.

o   the maximum amount we will accept without our prior approval is $1 million.
o you can make additional Purchase Payments of $250 (or as low as $100 if you have selected the Automatic Investment Plan) or more. (In Connecticut, no purchase payments may be made on or after the Contract Owner's 81st birthday).

Allianz  Life  may,  at  its  sole   discretion,   waive  the  minimum   payment
requirements. We reserve the right to decline any Purchase Payments. At the time you buy the Contract, you and the Annuitant cannot be older than 80 years old.

This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

BONUS

Allianz Life will credit each Purchase Payment you make prior to your and any Joint Owner's 81st birthday with a bonus at the time it is made. The bonus rate will be based on the total amount of Purchase Payments made at the time of the contribution, less any surrenders you have made (and assessed contingent deferred sales charges). The bonus rates are:

4% of the Purchase Payment with total Purchase Payments (less surrenders and related contingent deferred sales charges) of under $25,000;

5% of the Purchase Payment with total Purchase Payments (less surrenders and related contingent deferred sales charges) of $25,000-$99,999;

6% of the Purchase Payment with total Purchase Payments (less surrenders and related contingent deferred sales charges) of $100,000-$999,999;

7% of the Purchase Payment with total Purchase Payments (less surrenders and related contingent deferred sales charges) of $1,000,000-$4,999,999;

8% of the Purchase Payment with total Purchase Payments (less surrenders and related contingent deferred sales charges) of $5,000,000 or greater.

The bonus will be credited to your Contract subject to the following terms:

1) Bonus amounts are available for surrender, annuitiza-tion or payment of a death benefit only when such amounts become vested as follows:

    0% - up through 12 completed months from the date of Purchase Payment;

    35% - at least 12 and through 24 completed months from date of Purchase
         Payment;

    70% - at least 24 months and through 36 completed months from date of Purchase Payment;

    100% - at least 36 completed months from date of Pur-chase Payment.

2) All bonus amounts and any gains or losses attrib- utable to such amounts are treated as earnings under the Contract and are treated as such for purposes of the contingent deferred sales charge.

3) All gains and losses attributable to the bonus are part of your Contract Value and are always 100% vested.

4) If Joint Owners are named, the age of the older Joint Owner will be used and if the Contract Owner is a non-natural person, then the age of the Annuitant will be used to determine whether a bonus applies.

All bonus amounts are paid from the general account assets of Allianz Life.

Contract charges are deducted from the total value of your Contract. Therefore, your Contract incurs expenses on the total Rewards Value, which includes all vested and unvested portions of the bonus. When you cancel your Contract during the Free Look period, or if you make a surrender, annuitize or when a death benefit is payable in the first 3 years from any Purchase Payment date, you will forfeit all or some of your bonus. Since charges will have been assessed against the higher amount (Purchase Payment plus bonus), it is possible that upon surrender, particularly in a declining market, you will receive less money back than you would have if you had not received the bonus or not purchased a bonus Contract. You may alleviate this risk by allocating the bonus amounts to the USAllianz VIP Money Market Fund. We expect to profit from certain charges assessed under the Contract (i.e., the contingent deferred sales charge and the mortality and expense risk charge) associated with the bonus.

Allianz Life has applied to the Securities and Exchange Commission for an exemption from certain provisions of the Investment Company Act of 1940 so it can recapture

19

any unvested bonus amounts applied to a Contract, as described above. Until such time as it receives approval of its exemptive request, Allianz Life will not recapture any bonus amounts.

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified
Contract, you should consult your tax adviser for advice regarding maximum contributions.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a Contract, we will allocate your Purchase Payment and bonus amounts to the Fixed Account and/or one or more of the Sub-Accounts you have selected. We ask that you allocate your money in either whole percentages or round dollars. The Fixed Account may not be available in your state (check with your registered representative). Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments and bonus amounts. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. If you select the USAllianz VIP Money Market Fund for your bonus allocation, that will be the default allocation for the bonus unless otherwise specified. If you do not select the USAllianz VIP Money Market Fund for your bonus allocation, then the bonus will be allocated the same way as the corresponding Purchase Payment. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the USAllianz Service Center. A change will be effective for payments received on or after we receive your notice or instructions.

Allianz Life reserves the right to limit the number of Sub-Accounts that you may invest in at one time. Currently, you may invest in 10 Investment Options, which include the Sub-Accounts and the Allianz Life Fixed Account. We may change this in the future. However, we will always allow you to invest in at least five Sub-Accounts.

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

FREE LOOK

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the Contract within this time period, Allianz Life will not assess a contingent deferred sales charge. Allianz Life will refund your Contract Value as of the day we receive your request. This includes any gains or losses associated with the bonus. In certain states, or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we reserve the right to allocate your initial Purchase Payment to the USAllianz VIP Money Market Fund for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Sub-Accounts and/or the Fixed Account as you have selected.

REWARDS VALUE AND CONTRACT VALUE

The Rewards Value of your Contract is the dollar value as of any business day of all amounts accumulated under your Contract including all vested and unvested bonus amounts and gains and losses attributable to all bonus amounts.

The Contract Value is the Rewards Value of your Contract as of any business day less any unvested bonus.

ACCUMULATION UNITS

The value of the portion of your Contract allocated to the Sub-Accounts will go up or down based upon the investment performance of the Sub-Account(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation

20

Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit.

Every business day we determine the value of an Accumulation Unit for each Sub-Account by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

o dividing the value of a Portfolio at the end of the current period by the value of Portfolio for the previous period; and

o multiplying it by one minus the daily amount of the mortality and expense risk charge, administrative charge and distribution expense charge and any charges for taxes.

The value of an Accumulation Unit may go up or down from business day to business day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment and bonus amount allocated to a Sub-Account. The number of Accumulation Units we credit your Contract with is determined by dividing the amount of the Purchase Payment and bonus amount allocated to a Sub-Account by the value of the corresponding Accumulation Unit.

We calculate the value of each Accumulation Unit after the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:

On Wednesday we receive an additional Purchase Payment of $3,000 from you and assume the bonus rate is 4%. You have told us you want this to go to the Alger American Growth Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Alger American Growth Portfolio is $13.25. We then divide $3,120 ($3,000 Purchase Payment plus $120 bonus amount) by $13.25 and credit your Contract on Wednesday night with 235.47 Accumulation Units.

If you select the USAllianz VIP Money Market Fund for your bonus allocation, that will be the default allocation for the bonus unless otherwise specified. If you do not select the USAllianz VIP Money Market Fund for your bonus allocation, then the bonus will be allocated the same way as the corresponding Purchase Payment.

4.INVESTMENT OPTIONS
-------------------------------------------------------------------------------

The Contract offers Sub-Accounts. Each Sub-Account invests in one of the Portfolios of the Underlying Mutual Funds listed below. Each Portfolio has its own investment objective. Additional Portfolios may be available in the future.

The Contract also offers a Fixed Account of Allianz Life.

YOU SHOULD READ THE FUND PROSPECTUSES (WHICH ARE ATTACHED TO THIS PROSPECTUS) CAREFULLY BEFORE INVESTING.

Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds) issues two classes of shares. Only Class 2 shares are available in connection with your Contract. Class 2 shares have Rule 12b-1 plan expenses. Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance Products Trust.

Investment  advisers for each  Portfolio are listed in the table located on page
21. Certain advisers have retained one or more subadvisers to help them manage the Portfolios. The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Portfolios have the same investment advisers.

A Portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.




21

The following is a list of the Portfolios available under the Contract and investment advisers for each Portfolio:

AVAILABLE PORTFOLIOS                                              INVESTMENT ADVISERS
---------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Capital Appreciation Fund                                A I M Advisors, Inc.
AIM V.I. Growth Fund                                              A I M Advisors, Inc.
AIM V.I. International Equity Fund                                A I M Advisors, Inc.
AIM V.I. Value Fund                                               A I M Advisors, Inc.

THE ALGER AMERICAN FUND:
Alger American Growth Portfolio                                   Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio                         Fred Alger Management, Inc.
(seeks long term capital appreciation)
Alger American MidCap Growth Portfolio                            Fred Alger Management, Inc.
Alger American Small Capitalization Portfolio                     Fred Alger Management, Inc.

DAVIS VARIABLE ACCOUNT FUND, INC.:
Davis VA Financial Portfolio                                      Davis Selected Advisers, LP
Davis VA Real Estate Portfolio                                    Davis Selected Advisers, LP
Davis VA Value Portfolio                                          Davis Selected Advisers, LP

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST#:
Franklin Growth and Income Securities Fund                        Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund                         Franklin Advisory Services, LLC
Franklin Small Cap Fund                                           Franklin Advisers, Inc.
Franklin U.S. Government Fund                                     Franklin Advisers, Inc.
Mutual Discovery Securities Fund (capital appreciation)           Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                                     Franklin Mutual Advisers, LLC
(capital appreciation with income as a secondary goal)
Templeton Developing Markets Securities Fund                      Templeton Asset Management Ltd.
Templeton Growth Securities Fund                                  Templeton Global Advisors Limited
Templeton Pacific Growth Securities Fund                          Franklin Advisers, Inc.

#Effective May 1, 2000,  Templeton Variable Products Series Fund was merged into
Franklin Templeton Variable Insurance Products Trust.

JP MORGAN SERIES TRUST II:
J.P. Morgan International Opportunities Portfolio                 J.P. Morgan Investment Management Inc.
J.P. Morgan U.S. Disciplined Equity Portfolio                     J.P. Morgan Investment Management Inc.

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Global Securities Fund/VA                             OppenheimerFunds, Inc.
Oppenheimer High Income Fund/VA                                   OppenheimerFunds, Inc.
Oppenheimer Main Street Growth & Income Fund/VA                   OppenheimerFunds, Inc.

PIMCO VARIABLE INSURANCE TRUST:
PIMCO VIT High Yield Bond Portfolio                               Pacific Investment Management Company
PIMCO VIT StocksPLUS Growth and Income Portfolio                  Pacific Investment Management Company
PIMCO VIT Total Return Bond Portfolio                             Pacific Investment Management Company

SELIGMAN PORTFOLIOS, INC.:
Seligman Global Technology Portfolio                              J. & W. Seligman & Co. Incorporated
Seligman Small-Cap Value Portfolio                                J. & W. Seligman & Co. Incorporated

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST:
USAllianz VIP Diversified Assets Fund                             Allianz of America, Inc.
USAllianz VIP Fixed Income Fund                                   Allianz of America, Inc.
USAllianz VIP Global Opportunities Fund                           Allianz of America, Inc.
USAllianz VIP Growth Fund                                         Allianz of America, Inc.
USAllianz VIP Money Market Fund                                   Allianz of America, Inc.

VAN KAMPEN LIFE INVESTMENT TRUST:
Van Kampen LIT Enterprise Portfolio
(seeks capital appreciation)                                      Van Kampen Asset Management Inc.

Van Kampen LIT Growth and Income Portfolio                        Van Kampen Asset Management Inc.


22

Shares of the Underlying Mutual Funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life. Certain Underlying Mutual Funds may also be sold directly to qualified plans. The Underlying Mutual Funds believe that offering their shares in this manner will not be disadvantageous to you.


Allianz Life may enter into certain arrangements under which it is reimbursed by the Underlying Mutual Funds' advisers, distributors and/or affiliates for the administrative services and benefits which it provides to the Portfolios.

TRANSFERS

You can transfer money among the Investment Options. Transfers may be subject to a transfer fee. Allianz Life currently allows you to make as many transfers as you want to each year. Allianz Life may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio investment manager's judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

The following applies to any transfer:

1.  We may not allow you to make transfers during the free look period.

2.  Your request for a transfer must clearly state:

    o which Sub-Account(s) and/or the Fixed Account is involved in the transfer; and

    o how much the transfer is for.

3. You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

4. After the Income Date, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

5. After the Income Date, you can make transfers from a variable Annuity Option to a fixed Annuity Option.

6. Your right to make transfers is subject to modificationif we determine in our sole opinion that the service of the right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other Contract Owners. A modificationcould be applied to transfers to or from one or more of the Sub-Accounts and could include, but is not limited to:

    o the requirement of a minimum time period between each transfer;

    o not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one Contract Owner; or

    o limiting the dollar amount that may be transferred between the Sub-Accounts by a Contract Owner at any one time.

Allianz Life has reserved the right at any time without prior notice to any party to modify the transfer provisions subject to the guarantees described above and subject to applicable state law.

TELEPHONE TRANSFERS. You can make transfers by telephone. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless you instruct Allianz Life otherwise, we will accept instructions from either one of you. Allianz Life will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Allianz Life tape records all telephone instructions.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Sub-Account or the Fixed Account to up to eight of the other Sub-Accounts. The Sub-Account(s) you transfer from may not be the Sub-Account(s) you transfer to in this program. You cannot dollar cost average to the Fixed Account. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

Generally, the Dollar Cost Averaging Program requires a minimum transfer of $500 per month (or $1,500 per quarter). You must have a $3,000 minimum allocation to participate in the program.

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business

23

day. You may elect either program by properly completing the Dollar Cost Averaging form provided by Allianz Life.

Your participation in the program will end when any of the following occurs:

o    the number of desired transfers have been made;

o you do not have enough money in the Sub-Account(s) or the Fixed Account to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

o you request to terminate the program (your request must be received by us by the first of the month to ter-minate that month); or
o   the Contract is terminated.

Allianz Life may, from time to time, offer special Dollar Cost Averaging programs.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not currently taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Flexible Rebalancing at the same time.

FLEXIBLE REBALANCING

Once your money has been invested, the performance of the Sub-Accounts may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Sub-Accounts. The Fixed Account is not part of Flexible Rebalancing. You can direct us to readjust your Rewards Value on a quarterly, semi-annual or annual basis to return to your original Sub-Account allocations. Flexible Rebalancing transfers will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous business day. If you participate in Flexible Rebalancing, the transfers made under the program are not currently taken into account in determining any transfer fee.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS

Allianz Life understands the importance of advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Allianz Life has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your Contract during the Accumulation Phase.

Allianz Life will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes and, if you are under age 591/2, may be subject to a tax penalty. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your Contract.

VOTING PRIVILEGES

Allianz Life is the legal owner of the Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote which affects your investment, Allianz Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Allianz Life owns on its own behalf. Should Allianz Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

Allianz Life may substitute one of the Sub-Accounts you have selected with another Sub-Account. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this. We may also limit further investment in a Sub-Account if we deem the investment inappropriate.


5.EXPENSES
-------------------------------------------------------------------------------


There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, Allianz Life makes a deduction for its insurance charges. Allianz Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge consists of:

24


1)  the mortality and expense risk charge,

2)  the administrative charge, and

3)  the distribution expense charge.

MORTALITY AND EXPENSE RISK CHARGE. The amount of the mortality and expense risk charge depends on whether you select the traditional death benefit or the enhanced death benefit.

o Traditional Death Benefit. The charge is equal, on an annual basis, to 1.50% of the average daily value of the Contract invested in a Sub-Account.

o Enhanced Death Benefit: The charge is equal, on an annual basis, to 1.70% of the average daily value of the Contract invested in a Sub-Account.

This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract). Allianz Life may use any profits it makes from this charge to pay for the costs of distributing the Contract.

ADMINISTRATIVE CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily value of the Contract invested in a Sub-Account. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

DISTRIBUTION EXPENSE CHARGE. Currently, Allianz Life is compensated for certain of its costs associated with distributing the Contract from certain Funds through their Rule 12b-1 plans. Allianz Life does not currently deduct a Distribution Expense Charge. In the event that Allianz Life is no longer compensated for its distribution expenses through the Funds, it may, in its sole discretion, charge a Distribution Expense Charge. The charge is guaranteed not to exceed 0.30% of the average daily net asset value of the Contract invested in a Sub-Account.

CONTRACT MAINTENANCE CHARGE

At each Contract anniversary, Allianz Life deducts $40 from the Rewards Value of your Contract as a contract maintenance charge. The fee is assessed on the last day of each Contract year. The charge is deducted pro rata from the Sub-Accounts and the Fixed Account. The charge is for administrative expenses (see above). This charge cannot be increased. However, if the Rewards Value of your Contract is at least $75,000 when the deduction for the charge is to be made, Allianz Life will not deduct this charge. If you own more than one Contract offered under this prospectus, Allianz Life will determine the total Rewards Value of all your Contracts. If the total Rewards Value of all Contracts registered under the same social security number is at least $75,000, Allianz Life will not assess the contract maintenance charge (except in New Jersey). If the Contract is owned by a non-natural person (e.g., a corporation), Allianz Life will look to the Annuitant to determine if it will assess the charge.

If you make a complete surrender from your Contract other than on a Contract anniversary and your Rewards Value is less than $75,000, Allianz Life will deduct the full contract maintenance charge. During the Payout Phase, the charge will be collected monthly out of each Annuity Payment.

CONTINGENT DEFERRED SALES CHARGE

Surrenders may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make surrenders from your Contract. Allianz Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon the length of time since you made your Purchase Payment. The charge is:


      NUMBER OF COMPLETE CONTRACT
        YEARS SINCE RECEIPT
         OF PURCHASE PAYMENT            CHARGE

                 0-1                    8.5%
                 1-2                    8.5%
                 2-3                    8.5%
                 3-4                    8.5%
                 4-5                    8.0%
                 5-6                    7.0%
                 6-7                    6.0%
                 7-8                    5.0%
                 8-9                    4.0%
                 9-10                   3.0%
                 10 years or more       0.0%

25

However, after Allianz Life has had a Purchase Payment for 10 full years, there is no charge when you surrender that Purchase Payment. The charge is calculated at the time of each surrender. For partial surrenders, the charge is deducted from the remaining Rewards Value and is deducted pro rata from the Sub-Accounts and Fixed Account. For purposes of the contingent deferred sales charge, Allianz Life treats surrenders as coming from the oldest Purchase Payments first and from all Purchase Payments first. Bonuses and any earnings thereon are treated as earnings under the Contract for purposes of the contingent deferred sales charge. Allianz Life does not assess the contingent deferred sales charge on any payments paid out as Annuity Payments or as death benefits. The contingent deferred sales charge compensates Allianz Life for expenses associated with selling the Contract. (In Connecticut, there is no contingent deferred sales charge assessed after 9 complete contract years).

NOTE: FOR TAX PURPOSES, SURRENDERS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR
TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

PARTIAL SURRENDER PRIVILEGE. Each Contract year, on a non-cumulative basis you can make multiple surrenders up to 10% of Purchase Payments (less any previous surrenders taken in the current Contract year which were not subject to a contingent deferred sales charge) and no contingent deferred sales charge will be deducted from the 10% you take out. If you make a surrender of more than the free amount, the amount over the 10% free amount will be subject to the contingent deferred sales charge. Purchase Payment surrendered under the Partial Surrender Privilege without a contingent deferred sales charge will be subject to the applicable contingent deferred sales charge upon full surrender of the Contract. The Partial Surrender Privilege is not available for full surrenders. The 10% free available for each Purchase Payment taken by a partial surrender will reduce the remaining free amount available.

You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program. These programs allow you to make surrenders without the deduction of the contingent deferred sales charge under certain circumstances. See "Access to Your Money" for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE BENEFITS. Under certain circumstances, Allianz Life will permit you to take your money out of the Contract without deducting a contingent deferred sales charge: 1) if after the third year of the Contract, you or the Joint Owner become confined to a nursing home or hospital for 90 consecutive days; or

2) if after the first year of the Contract, you or the JointOwner become terminally ill, which is defined as life expectancy of 12 months or less (a full withdrawal of the Contract will be required).

The waiver will not apply if any of the above conditions existed on the date your Contract was issued.

Also, after the first year, if you or the Joint Owner become unemployed for at least 90 consecutive days, you can take up to 50% of your money out of the Contract without incurring a contingent deferred sales charge. Only one partial surrender is available under this benefit during the life of the Contract. You may not use both this benefit and the 10% Partial Surrender Privilege in the same Contract year.

THESE BENEFITS VARY FROM STATE TO STATE OR MAY NOT BE AVAILABLE IN YOUR STATE. (CHECK WITH YOUR REGISTERED REPRESENTATIVE.)

Surrenders may be subject to a 10% tax penalty in addition to any income taxes due.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE. Allianz Life may reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Allianz Life. Allianz Life may not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Allianz Life or any of its affiliates. Also, Allianz Life may reduce or not deduct a contingent deferred sales charge when a Contract is sold by an agent of Allianz Life to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the contingent deferred sales charge.

COMMUTATION FEE

If you elect Annuity Option 2, 4 or 6 and make a liquidation, a commutation fee will be assessed against the amount liquidated. The commutation fee is a percentage of the amount liquidated and is equal to:

26

            YEARS SINCE           COMMUTATION
             INCOME DATE             FACTOR

                0 - 1                 7%
                1 - 2                 6%
                2 - 3                 5%
                3 - 4                 4%
                4 - 5                 3%
                5 - 6                 2%
                Over 6                1%

TRANSFER FEE

Currently, you can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 for each additional transfer. The transfer fee will be deducted from the Investment Option (Sub-Account(s) or Fixed Account) from which the transfer is made. If the entire amount in the account is transferred, then the transfer fee will be deducted from the amount transferred. If the transfer is from or to multiple accounts, it will be treated as a single transfer. Any transfer fee will be deducted proportionally from the source account if less than the entire amount in the account is transferred. If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will not currently count in determining the transfer fee.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Allianz Life is responsible for the payment of these taxes. We will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. It is Allianz Life's current practice to not charge you for these taxes until you die, Annuity Payments begin or you make a complete withdrawal. Allianz Life may discontinue this practice in the future and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state.

INCOME TAXES

Allianz Life reserves the right to deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, Allianz Life is not making any such deductions.

PORTFOLIO EXPENSES

There are deductions from the assets of the various Portfolios for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the prospectuses for the Funds.


6.TAXES
-------------------------------------------------------------------------------


NOTE: ALLIANZ LIFE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. ALLIANZ LIFE HAS INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract - Qualified or Non-Qualified (see following sections).

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs either as a surrender or as Annuity Payments. When you make a surrender from a Non-Qualified Contract you are taxed on the amount of the surrender that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment from a Non-Qualified Contract will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non- taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

27

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities including Roth IRAs (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a qualified plan that is Tax Deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity Contract in any calendar year period.

SURRENDERS - NON-QUALIFIED CONTRACTS

If you make a surrender from your Contract, the Code treats such a surrender as first coming from earnings and then from your Purchase Payments. In most cases, such surrendered earnings are includible in income.

The Code also provides that any amount received under an annuity Contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some surrenders will be exempt from the penalty. They include any amounts:

1)  paid on or after the taxpayer reaches age 591/2;

2)  paid after you die;
3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

4) paid in a series of substantially equal payments made annually (or more frequently)
    for life or a period not exceeding life expectancy;

5)  paid under an immediate annuity; or

6)  which come from Purchase Payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first Annuity Payment, then the tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the tax years in which the exception was used. A partial liquidation (surrender) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

SURRENDERS - QUALIFIED CONTRACTS

If you make a surrender from your Qualified Contract, a portion of the surrender is treated as taxable income. This portion depends on the ratio of pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any surrender is includible in taxable income. Special rules may apply to surrenders from certain types of Qualified Contracts.

The Code also provides that any amount received under a Qualified Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some surrenders will be exempt from the penalty. They include any amounts:

1)  paid on or after you reach age 591/2;

2)  paid after you die;

3)  paid if you become totally disabled (as that term is defined in the Code);

4)  paid to you after leaving your employment in a series

28


    of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

5) paid to you after you have attained age 55 and you have left your employment;

6)  paid for certain allowable medical expenses (as defined  in the Code);

7)  paid pursuant to a qualified domestic relations order;

8)  paid on account of an IRS levy upon the Qualified  Contract;

9)  paid from an IRA for medical insurance (as defined in the Code);

10) paid from an IRA for qualified higher education  expenses; or

11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in (5) and (7) above do not apply to IRAs. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.

SURRENDERS - TAX-SHELTERED ANNUITIES

The Code limits the surrender of amounts attributable to Purchase Payments made pursuant to a salary reduction agreement by Contract Owners from Tax-Sheltered Annuities. Surrenders can only be made when a Contract Owner:

1)  reaches age 591/2;

2)  leaves his/her job;

3)  dies;

4)  becomes disabled (as that term is defined in the Code);  or
5) in the case of hardship. However, in the case of hard- ship, the Contract Owner can only surrender the Pur- chase Payments and not any earnings.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. Allianz Life believes that the Portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life, would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Portfolios.

Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


7.ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------


You can have access to the money in your Contract:

o by making a partial or total surrender;

o by receiving Annuity Payments; or

o when a death benefit is paid to your Beneficiary.

In general, surrenders can only be made during the Accumulation Phase. Under certain circumstances, you can take money out of the Contract during the Payout Phase if you select Annuity Option 2 or 4. (See "Annuity Payments (The Payout Phase)"). If you bought your Contract before June 16, 2000 you can also take money out during the Payout Phase under Annuity Option 6.

When you make a complete surrender you will receive the Contract Value on the day the withdrawal request is received at the Service Center:

o less any applicable contingent deferred sales charge,

29

o less any premium tax, and

o less any contract maintenance charge.

(See "Expenses" for a discussion of the charges.)
Any partial surrender must be for at least $500. Unless you instruct Allianz Life otherwise, the partial surrender will be made pro-rata from all the Sub-Accounts and the Fixed Account you selected. After you make a partial withdrawal the value of your Contract must be at least $10,000. We reserve the right to treat a request for a withdrawal that will reduce the Contract Value below $10,000 as a request for the full surrender of the Contract.

In the event that there are multiple bonuses applied to the Contract, we will reduce the oldest unvested bonus amounts first.

Partial surrenders in excess of the Partial Surrender Privilege will reduce unvested bonus amounts by such excess amount's percentage of the Contract Value at the time of the surrender. This percentage is determined by dividing the amount of the partial surrender (including any contingent deferred sales charge) in excess of the Partial Surrender Privilege amount by the Contract Value.

EXAMPLE:
You deposit $100,000 on 5/1/2000
Bonus of $6,000 is also deposited into the Contract by Allianz Life.

On 4/1/2001, the Contract Value is $110,600. On 4/1/2001, the Rewards Value is $116,600.

You request a $50,000 partial surrender. The contingent deferred sales charge is 8.5%; bonus is not vested at all. You get $50,000.

The contingent deferred sales charge is .085 x ($50,000 - $10,000) = $3,400.

Contract Value decreases to $110,600 - $50,000 - $3,400 = $57,200.

Bonus Change = $6,000 x ($53,400 - $10,000)/         $110,600 = $2,354.

Rewards Value = Contract Value + ($6,000 - $2,354) = $57,200 + $3,646 = $60,846.
Bonus Remaining = $6,000 - $2,354 = $3,646.

If there are multiple bonuses applied to a Contract, Allianz Life will reduce the oldest unvested bonus amounts first. We will pay the amount of any surrender from the Sub-Accounts within seven (7) days of when we receive your request in good order unless the Suspension of Payments or Transfers provision is in effect (see below).

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY SURRENDER YOU MAKE.

There are limits to the amount you can surrender from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the SAI.

SYSTEMATIC WITHDRAWAL PROGRAM

If the value of your Contract is at least $25,000, Allianz Life offers a program which provides automatic monthly or quarterly payments to you. The minimum amount you can surrender under the program is $500. The Systematic Withdrawal Program is subject to the Partial Surrender Privilege which means that the total systematic surrenders which you can make each year without Allianz Life deducting a contingent deferred sales charge is limited to 10% of your Purchase Payments for that year. This is determined on the last business day prior to the day your request is received. If a Purchase Payment is no longer subject to a contingent deferred sales charge, there is no limit to the amount or percentage which can be taken under this program. All systematic withdrawals will be made on the 9th day of the month unless that day is not a business day. If it is not, then the surrender will be made the previous business day.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

MINIMUM DISTRIBUTION PROGRAM

If you own a Qualified Contract, you may select the Minimum Distribution Program. Under this program, Allianz Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for Qualified Contracts. Such surrenders will not be subject to a contingent deferred sales charge. Payments may be made monthly, quarterly, or annually unless your Contract is less than $25,000 in which case the payments will only be made

30

annually. If you have elected the Minimum Distribution Program, any additional surrenders in a Contract year which exceed 10% of Purchase Payments when combined with Minimum Distribution surrenders will be subject to any applicable contingent deferred sales charge.

You cannot participate in the Systematic Withdrawal Program and the Minimum Distribution Program at the same time.

SUSPENSION OF PAYMENTS OR TRANSFERS

Allianz Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.  trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Portfolio shares is not reasonably practicable or Allianz
    Life cannot reasonably value the Portfolio shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Allianz Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.


8.PERFORMANCE
-------------------------------------------------------------------------------


Allianz Life periodically advertises performance of the Sub-Accounts. Allianz Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the
Portfolio expenses. It may not reflect the deduction of any applicable contingent deferred sales charge and contract maintenance charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charges and the expenses of the Portfolios. Bonus amounts will not be reflected in any performance information.

Allianz Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the Portfolios of the Underlying Mutual Funds may also be advertised; see the Fund prospectuses for more information.

Certain Portfolios have been in existence for some time and have investment performance history. However, the Contracts are new. In order to demonstrate how the actual investment experience of the Portfolios may affect your Accumulation Unit values, Allianz Life has prepared performance information which can be found in the SAI.

Allianz Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised will be based on historical data. It does not guarantee future results of the Portfolios.


9.DEATH BENEFIT
--------------------------------------------------------------------------------


UPON YOUR DEATH

If you die during the Accumulation Phase, Allianz Life will pay a death benefit to your Beneficiary (see below). If you die during the Payout Phase any benefit will be as provided for in the Annuity Option selected.


DEATH BENEFIT AMOUNT DURING THE     ACCUMULATION PHASE

At the time you purchase the Contract, you select the traditional death benefit or the enhanced death benefit. If you do not make a selection, the traditional death benefit will apply to your Contract.

TRADITIONAL DEATH BENEFIT - If you select the traditional death benefit, the amount of the death benefit will be the greater of 1 or 2, less any applicable premium tax.

1. The Contract Value determined as of the end of the business day during which both due proof of death


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31

    and an election of the payment method have been received at the USAllianz Service Center;

2. The guaranteed minimum death benefit (GMDB) which is equal to the total of all Purchase Payments you have made reduced proportionately by the percentage of the Contract Value surrendered, includ- ing any contingent deferred sales charge assessed.

ENHANCED DEATH BENEFIT - If you select the enhanced death benefit, the amount of the death benefit will be the greater of 1 or 2, less any applicable premium tax.

1. The Contract Value determined as of the end of the business day during which both due proof of death and an election of the payment method have been received at the USAllianz Service Center;

2. The guaranteed minimum death benefit (GMDB), as defined below, determined as of the end of the business day during which both due proof of death and election of the payment method have been received at the USAllianz Service Center.

The GMDB is equal to the greater of:

The total of all Purchase Payments you have made reduced proportionately by the percentage of the Contract Value surrendered, including any contingent deferred sales charge assessed.

THE GREATEST ANNIVERSARY VALUE. The anniversary value is equal to the Contract Value on a Contract anniversary, increased by additional Purchase Payments and reduced proportionately by the percentage of the Contract Value surrendered, including any contingent deferred sales charge assessed, since that Contract anniversary. Contract anniversaries occurring on or after your 81st birthday or date of death will not be taken into consideration in determining this benefit.

THE TRADITIONAL DEATH BENEFIT AND/OR THE ENHANCED DEATH BENEFIT MAY NOT BE APPROVED IN YOUR STATE. If they are not available or if the Contract is owned by a non-individual, the death benefit will be the Contract Value (less any premium taxes) determined as of the end of the business day during which Allianz Life receives both due proof of death and an election for the payment method at the USAllianz Service Center.

Please refer to the applicable endorsements to your Contract for the specific terms and conditions of the death benefits.

Any part of the death benefit amount that had been invested in the Sub-Accounts remains in the Sub-Accounts until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Sub-Accounts will be subject to investment risk which will be borne by the Beneficiary.

If you have a Joint Owner, the age of the older Contract Owner will be used to determine the guaranteed minimum death benefit. If the Contract is owned by a non-natural person, then all references to you mean the Annuitant.
In the case of Joint Owners, if a Joint Owner dies, the surviving Joint Owner will be considered the Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Joint Owners must be spouses (this requirement may not apply in certain states).

If you have not previously designated a death benefit option, a Beneficiary must request the death benefit be paid under one of the death benefit options below. If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current Contract value, or if greater, the death benefit value. If a lump sum payment is elected and all the necessary requirements, including any required tax consent from some states, are met, the payment will be made within 7 days. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or forms from a state.

OPTION A: lump sum payment of the death benefit.

OPTION B: the payment of the entire death benefit within 5 years of the date of the Contract Owner's or any Joint Owner's death. Allianz Life will assess the full contract maintenance charge to each Beneficiary on each Contract anniversary.

OPTION C: payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of the Contract Owner's or any Joint Owner's death. The full contract maintenance charge will continue to be assessed to each Beneficiary. Any portion of the death benefit not applied under Option C within one


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32


year of the date of the Contract Owner's death must be distributed within five years of the date of death.

If the Beneficiary wants to receive the payment other than in a lump sum, he/she may only make such an election during the 60 day period after the day that the lump sum first became payable by Allianz Life.

If a lump sum payment is requested, the amount will be paid within 7 days of receipt of proof of death and the valid election, including any required governmental forms, unless the Suspension or Deferral of Payments Provision is in effect.

If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

DEATH OF ANNUITANT

If the Annuitant, who is not a Contract Owner or Joint Owner, dies during the Accumulation Phase, you will become the Annuitant unless you designate another Annuitant. However, if the Contract Owner is a non-natural person (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.


10.OTHER INFORMATION
--------------------------------------------------------------------------------


ALLIANZ LIFE

Allianz Life Insurance Company of North America (Allianz Life), 1750 Hennepin Avenue, Minneapolis, Minnesota 55403, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is licensed to do direct business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding. THE SEPARATE ACCOUNT

Allianz Life established a separate account named Allianz Life Variable Account B (Separate Account) to hold the assets that underlie the Contracts, except assets allocated to the Fixed Account. The Board of Directors of Allianz Life adopted a resolution to establish the Separate Account under Minnesota insurance law on May 31, 1985. Allianz Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the
Investment Company Act of 1940. The Separate Account is divided into Sub-Accounts. Each Sub-Account invests in one Portfolio of an Underlying Mutual Fund. The obligations under the Contracts are obligations of Allianz Life.

The assets of the Separate Account are held in Allianz Life's name on behalf of the Separate Account and legally belong to Allianz Life. However, those assets that underlie the variable Contracts are not chargeable with liabilities arising out of any other business Allianz Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Allianz Life may issue.

DISTRIBUTION

USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC), 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contracts. USAllianz Investor Services LLC, is a wholly-owned subsidiary of Allianz Life.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions up to 6% of Purchase Payments. Sometimes, Allianz Life enters into an agreement with the broker-dealer to pay the broker-dealer commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 6% of Purchase Payments). In addition, Allianz Life may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances). Commissions may be recovered from a broker-dealer if a withdrawal occurs within 12 months of a Purchase Payment.

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33

ADMINISTRATION

Allianz Life has hired Delaware Valley Financial Services, Inc. (DVFS), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.

TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Insurance Company                                2

Experts                                          2

Legal Opinions                                   2

Distributor                                      2

Reduction or Elimination of the
Contingent Deferred Sales Charge                 2

Calculation of Performance Data                  3

Federal Tax Status                               7

Annuity Provisions                              12

Financial Statements                            13


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34